Employee Retirement Plans - Summary of Changes in Fair Value of Qualified Defined-Benefit Pension Plan (Detail) (Qualified Plans [Member], USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Limited Partnerships [Member]	Dec. 31, 2011 Limited Partnerships [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Beginning Balance	$ 594	$ 504	$ 509	$ 72	$ 73
Purchases				9	10
Sales				(8)	(12)
Transfers from Level 2 to Level 3					2
Unrealized gains (losses)				5	(1)
Ending Balance	$ 594	$ 504	$ 509	$ 78	$ 72